Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current tax provision	$ 1,037	$ 2,589
Deferred tax benefit	(2,109)	(718)
Provision for Income Taxes	$ (1,072)	$ 1,871